Tax-Managed Value Portfolio
July 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 99.7%
Security	Shares	Value
Aerospace & Defense — 1.3%
RTX Corp.	113,000	$ 13,276,370
		$ 13,276,370
Banks — 8.5%
JPMorgan Chase & Co.	230,450	$ 49,039,760
PNC Financial Services Group, Inc.	142,029	25,721,452
Wells Fargo & Co.	188,847	11,206,181
		$ 85,967,393
Beverages — 1.5%
Constellation Brands, Inc., Class A	63,893	$ 15,664,008
		$ 15,664,008
Biotechnology — 1.7%
AbbVie, Inc.	95,280	$ 17,657,290
		$ 17,657,290
Building Products — 0.8%
Carrier Global Corp.	113,000	$ 7,696,430
		$ 7,696,430
Capital Markets — 6.1%
Ameriprise Financial, Inc.	19,677	$ 8,462,487
Cboe Global Markets, Inc.	22,561	4,140,169
Charles Schwab Corp.	416,665	27,162,391
Goldman Sachs Group, Inc.	22,892	11,652,715
Interactive Brokers Group, Inc., Class A	90,310	10,771,274
		$ 62,189,036
Chemicals — 2.2%
FMC Corp.	74,271	$ 4,334,456
Linde PLC	40,582	18,403,937
		$ 22,738,393
Communications Equipment — 0.8%
Cisco Systems, Inc.	159,062	$ 7,706,554
		$ 7,706,554
Consumer Staples Distribution & Retail — 2.2%
BJ's Wholesale Club Holdings, Inc.(1)	251,748	$ 22,143,754
		$ 22,143,754
Security	Shares	Value
Containers & Packaging — 0.4%
Ball Corp.	69,035	$ 4,406,504
		$ 4,406,504
Diversified Telecommunication Services — 0.7%
Verizon Communications, Inc.	186,389	$ 7,552,482
		$ 7,552,482
Electric Utilities — 3.0%
NextEra Energy, Inc.	392,766	$ 30,003,395
		$ 30,003,395
Electrical Equipment — 0.9%
Rockwell Automation, Inc.	33,916	$ 9,450,693
		$ 9,450,693
Electronic Equipment, Instruments & Components — 2.0%
Zebra Technologies Corp., Class A(1)	56,941	$ 19,997,110
		$ 19,997,110
Energy Equipment & Services — 1.5%
Schlumberger NV	321,301	$ 15,515,625
		$ 15,515,625
Entertainment — 1.4%
Walt Disney Co.	147,913	$ 13,857,969
		$ 13,857,969
Financial Services — 2.6%
Fiserv, Inc.(1)	91,212	$ 14,919,547
Visa, Inc., Class A	44,697	11,874,652
		$ 26,794,199
Food Products — 1.4%
General Mills, Inc.	78,340	$ 5,259,748
Nestle SA	90,000	9,116,333
		$ 14,376,081
Ground Transportation — 1.2%
Union Pacific Corp.	50,876	$ 12,552,636
		$ 12,552,636
Health Care Equipment & Supplies — 1.9%
Stryker Corp.	58,093	$ 19,022,553
		$ 19,022,553

Tax-Managed Value Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Providers & Services — 1.6%
McKesson Corp.	5,281	$ 3,258,482
UnitedHealth Group, Inc.	22,429	12,922,693
		$ 16,181,175
Household Durables — 1.8%
D.R. Horton, Inc.	99,360	$ 17,877,845
		$ 17,877,845
Household Products — 0.5%
Clorox Co.	35,258	$ 4,651,588
		$ 4,651,588
Industrial Conglomerates — 3.6%
3M Co.	153,734	$ 19,608,772
Honeywell International, Inc.	83,731	17,143,922
		$ 36,752,694
Insurance — 3.8%
Arch Capital Group Ltd.(1)	183,981	$ 17,621,700
Reinsurance Group of America, Inc.	33,595	7,573,321
Travelers Cos., Inc.	64,030	13,858,653
		$ 39,053,674
Interactive Media & Services — 2.4%
Alphabet, Inc., Class A	141,849	$ 24,332,777
		$ 24,332,777
Leisure Products — 1.7%
Hasbro, Inc.	267,248	$ 17,226,806
		$ 17,226,806
Life Sciences Tools & Services — 3.3%
Mettler-Toledo International, Inc.(1)	3,177	$ 4,832,312
Thermo Fisher Scientific, Inc.	45,967	28,193,400
		$ 33,025,712
Machinery — 7.4%
Ingersoll Rand, Inc.	287,559	$ 28,870,923
Otis Worldwide Corp.	56,500	5,339,250
Parker-Hannifin Corp.	32,913	18,469,459
Toro Co.	44,934	4,301,532
Westinghouse Air Brake Technologies Corp.	109,778	17,690,725
		$ 74,671,889
Security	Shares	Value
Metals & Mining — 1.2%
Alcoa Corp.	356,944	$ 11,793,430
		$ 11,793,430
Multi-Utilities — 3.3%
CMS Energy Corp.	111,375	$ 7,217,100
Sempra	325,074	26,025,424
		$ 33,242,524
Oil, Gas & Consumable Fuels — 6.4%
Chevron Corp.	182,306	$ 29,254,644
ConocoPhillips	161,617	17,971,810
EOG Resources, Inc.	51,427	6,520,943
Phillips 66	74,143	10,786,324
		$ 64,533,721
Pharmaceuticals — 7.3%
Eli Lilly & Co.	14,882	$ 11,969,146
Johnson & Johnson	49,590	7,827,782
Merck & Co., Inc.	167,049	18,898,253
Sanofi SA	170,680	17,595,823
Zoetis, Inc.	101,295	18,237,152
		$ 74,528,156
Residential REITs — 4.9%
AvalonBay Communities, Inc.	47,915	$ 9,818,742
Invitation Homes, Inc.	458,376	16,166,921
Mid-America Apartment Communities, Inc.	166,510	23,273,103
		$ 49,258,766
Semiconductors & Semiconductor Equipment — 4.8%
Micron Technology, Inc.	283,158	$ 31,096,412
QUALCOMM, Inc.	69,710	12,614,024
Texas Instruments, Inc.	24,085	4,908,764
		$ 48,619,200
Software — 0.7%
Oracle Corp.	52,884	$ 7,374,674
		$ 7,374,674
Specialty Retail — 2.9%
Home Depot, Inc.	81,060	$ 29,843,050
		$ 29,843,050
Total Common Stocks (identified cost $454,205,709)		$1,011,536,156

Tax-Managed Value Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Short-Term Investments — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(2)	3,346,873	$ 3,346,873
Total Short-Term Investments (identified cost $3,346,873)		$ 3,346,873
Total Investments — 100.0% (identified cost $457,552,582)		$1,014,883,029
Other Assets, Less Liabilities — 0.0%(3)		$ 274,199
Net Assets — 100.0%		$1,015,157,228
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of July 31, 2024.
(3)	Amount is less than 0.05%.
Abbreviations:
REITs	– Real Estate Investment Trusts

The Portfolio did not have any open derivative instruments at July 31, 2024.
Affiliated Investments
At July 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $3,346,873, which represents 0.3% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended July 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$32,183,861	$72,481,931	$(101,318,919)	$ —	$ —	$3,346,873	$114,005	3,346,873
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2024, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 45,743,228	$ —	$ —	$ 45,743,228
Consumer Discretionary	64,947,701	—	—	64,947,701
Consumer Staples	47,719,098	9,116,333	—	56,835,431
Energy	80,049,346	—	—	80,049,346

Tax-Managed Value Portfolio
July 31, 2024
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Financials	$214,004,302	$ —	$ —	$ 214,004,302
Health Care	142,819,063	17,595,823	—	160,414,886
Industrials	154,400,712	—	—	154,400,712
Information Technology	83,697,538	—	—	83,697,538
Materials	38,938,327	—	—	38,938,327
Real Estate	49,258,766	—	—	49,258,766
Utilities	63,245,919	—	—	63,245,919
Total Common Stocks	$984,824,000	$26,712,156*	$ —	$1,011,536,156
Short-Term Investments	$ 3,346,873	$ —	$ —	$ 3,346,873
Total Investments	$988,170,873	$26,712,156	$ —	$1,014,883,029
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semi-annual or annual report to shareholders.
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